Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

(10)  Inventories

As of December 31, 2020, 2019 and 2018, inventories are as follows:

	December 31,
	2020	2019	2018
Raw materials and by-products	$2,410,275	1,836,783	1,688,527
Medicine, materials and spare parts	1,110,559	877,837	903,337
Balanced feed	380,121	330,238	322,522
Processed chicken	1,575,985	1,554,115	1,548,597
Commercial eggs	55,364	56,599	52,050
Processed beef	151,402	47,954	39,709
Processed turkey	2,472	4,482	10,762
Other processed products	2,160	2,199	10,092
Total	$5,688,338	4,710,207	4,575,596

Inventory consumption for the years ended December 31, 2020, 2019 and 2018 was $44,747,933,  $39,823,395 and $40,115,184, respectively (note 23).

The adjustment to the net realizable value of certain inventories during 2020, 2019 and 2018 was for $ 57,074, $ 35,328 and $ 30,242, respectively.